Note 2 - Basis of Preparation - Effect of Transition of BCRA GAAP to IFRS-IASB in Other Comprehensive Income Loss (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect of Transition of BCRA GAAP to IFRS-IASB Abstract
Loss for the Year from Financial Instruments at Fair Value Through OCI		$ (124,762,000)
Related Tax Adjusted in OCI		39,567,000
Loss for the Year for the Share in OCI from Associates at Equity Method		(2,232,000)
Subtotal Adjusted in Other Comprehensive Income/(Loss) in Accordance with IFRS-IASB		(87,427,000)
Other Comprehensive Income/(Loss) Inflation Adjustment		(55,205,000)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	$ (27,747,000)	(142,632,000)
Total Comprehensive Income	(1,597,450,000)	1,716,879,000
COMPREHENSIVE INCOME ATTRIBUTABLE TO OWNERS OF THE BANK	(1,517,479,000)	1,761,188,000
COMPREHENSIVE INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	$ (79,971,000)	$ (44,309,000)